Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Significant Accounting Policies [Abstract]
Revenue Recognition – Contract Balances
d.	Revenue Recognition – Contract Balances

Contract liabilities include amounts received from customers for which revenue has not yet been recognized. Contract liabilities amounted to $1,379 and $1,581 as of June 30, 2026 and December 31, 2025, respectively and are presented under deferred revenues. During the Six-month period ended June 30, 2026, the Company recognized revenues in the amount of $202 which have been included in the contract liabilities at December 31, 2025.